Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2014
Summary of significant accounting policies
Schedule of estimated useful lives of assets
Buildings	20 years
Leasehold improvements	Shorter of the lease term or their estimated useful lives
Machinery and equipment	5-15 years
Furniture and fixtures	5 years
Motor vehicles	5 years

Schedule of projects asset

	As of December 31,	As of December 31,
	2013	2014
	RMB	RMB
Project assets-Modules cost	39,341	325,640
Project assets-Equipment cost	—	128,805
Project assets-Development and Others	8,405	197,049
Total Project assets	47,746	651,494